Reclassification and Comparative Figures	12 Months Ended
Dec. 31, 2024
Reclassification and Comparative Figures [Abstract]
RECLASSIFICATION AND COMPARATIVE FIGURES

NOTE 23 — RECLASSIFICATION AND COMPARATIVE FIGURES

Certain prior year amounts have been reclassified to conform to the current year’s presentation. These include the re-presentation of share-based compensation to consultants pursuant to service agreements. In the prior year, compensation for future services to be rendered were recorded as subscription receivables in the Statement of Equity. In the current year, these compensation for services has been reclassified and measured at the fair value of the shares issued as compensation at grant date in accordance with ASC 718. This reclassification had no effect on previously reported net income.

The comparative figures in the consolidated balance sheets, statement of equity, consolidated statements of cash flows, together with the accompanying notes, where relevant reflect those of the Company after the reverse takeover and reorganization process in 2024, and accordingly differs from those audited and reported on by the predecessor auditor on NewGenIvf Limited, the legal acquiree and accounting acquirer, arising from the application of ASC 805, which requires retrospective application. The difference mainly impacts the equity in the consolidated balance sheets, the statement of equity and the consolidated statements of cash flows, including the relevant notes.